Note 18 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Loan from lessor	$815	$1,022	$1,068
EIB Loan	7,352	7,626	6,932
Total Borrowings	8,167	8,648	8,000
Less: Borrowings, current portion	(159)	(159)	(136)
Total Borrowings, net of current portion	$8,008	$8,489	$7,864